20. Provisions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 8,793,100	R$ 8,231,000
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	207,600	219,900
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,459,100	1,430,600
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	719,300	733,100
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	1,439,100	1,291,000
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	624,200	677,400
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Significant contingent liabilities	R$ 4,343,800	R$ 3,879,000